Semi-Annual Report to Shareholders


                          SATUIT CAPITAL MICRO CAP FUND



                                   A Series of
                         Satuit Capital Management Trust




                              For the Period Ended
                                 April 30, 2001

                           SATUIT CAPITAL MICRO CAP FUND
                         SCHEDULE OF PORTFOLIO INVESTMENTS
                                    April 30, 2001
                                     (Unaudited)
    Number
      of                                                               Market
    Shares             Security Description                             Value
---------------        ---------------                               ----------

                       COMMON STOCKS:                 86.86%

                       ADVERTISING:                    2.35%
           400         Obie Media Corporation*                       $    3,300
                                                                     ----------

                       AEROSPACE/DEFENSE:              6.16%
           300         EDO Corporation                                    5,340
           125         Engineered Support Systems                         3,314
                                                                     ----------
                                                                          8,654
                                                                     ----------
                       AUTO REPAIR CENTE               0.78%
           100         Monro Muffler Brake, Inc.                          1,100
                                                                     ----------

                       BANKS:                          8.77%
           100         CCBT Financial Companies                           2,310
           200         Capitol Bancorp Limited                            2,800
           100         Iberiabank Corp                                    2,470
           100         Prosperity Bancshares, Inc                         2,129
           100         SY Bancorp, Inc.                                   2,625
                                                                     ----------
                                                                         12,334
                                                                     ----------
                       BIOTECHNOLOGY:                  1.93%
           100         Polymedica Corporation*                            2,716
                                                                     ----------

                       COMMERCIAL SERVICES:            1.39%
           300         Healthcare Services Group I*                       1,950
                                                                     ----------
                       COMPUTERS:                      3.14%
           100         Optimal Robotics Corporation Class A*              3,275
           200         Overland Data, Inc.*                               1,140
                                                                     ----------
                                                                          4,415
                                                                     ----------
                       DISTRIBUTION & WHOLESALE:       2.42%
           100         Bell Microproducts, Inc.*                            900
           300         Daisytek International Corp.*                      2,505
                                                                     ----------
                                                                          3,405
                                                                     ----------
                       ELECTRICAL COMPONENTS & EQUIP:  1.27%
           100         Powell Industries*                                 1,785
                                                                     ----------
                       ELECTRONICS:                    9.68%
           100         BEI Technologies, Inc.                             2,500
           100         CyberOptics Corporation*                           1,000
           100         Daktronics, Inc.*                                  2,249
           100         Interlink Electronics, Inc.*                         669
           100         Interlogix, Inc.*                                  2,300
           500         Robotic Vision Systems, Inc.*                      1,460
           100         II-VI, Inc.*                                       1,597
            50         Zygo Corporation*                                  1,835
                                                                     ----------
                                                                         13,610
                                                                     ----------
                       ENGINEERING:                    3.06%
           200         URS Corporation*                                   4,300
                                                                     ----------
                       ENTERTAINMENT:                  2.32%
           200         Penn National Gaming, Inc.*                        3,260
                                                                     ----------
                       ENVIRONMENTAL CONTROL:          1.69%
            50         Axsys Technologies, Inc.*                            810
           100         Herley Industries, Inc.*                           1,568
                                                                     ----------
                                                                          2,378
                                                                     ----------
                       HAND/MACHINE TOOLS:             2.18%
           700         Rohn Industries, Inc.*                             3,059
                                                                     ----------
                       HEALTHCARE PRODUCTS:            3.89%
           500         MedAmicus, Inc.*                                   2,815
           100         SRI/Surgical Express, Inc.*                        2,650
                                                                     ----------
                                                                          5,465
                                                                     ----------
                       HEALTHCARE SERVICES:            6.06%
           100         America Service Group, Inc.*                       2,585
            50         RehabCare Group, Inc.*                             1,878
           100         Rightchoice Managed Care, Inc.*                    4,060
                                                                     ----------
                                                                          8,523
                                                                     ----------
                       HOME BUILDERS:                  3.05%
           200         Modtech Holdings, Inc.*                            2,592
            50         Del Webb Corporation*                              1,690
                                                                     ----------
                                                                          4,282
                                                                     ----------
                       HOME FURNISHINGS:               0.53%
           200         Metawave Communications*                             740
                                                                     ----------
                       METAL FABRICATE/HARDWARE:       1.16%
           100         NS Group, Inc.*                                    1,634
                                                                     ----------
                       MANUFACTURING:                  0.46%
           100         Concord Camera Corporation*                          645
                                                                     ----------
                       OIL & GAS PRODUCERS:            3.71%
           100         Greka Energy Corporation*                          1,151
            50         Prima Energy Corporation*                          1,585
           100         St. Mary Land Exploration Corporation              2,485
                                                                     ----------
                                                                          5,221
                                                                     ----------
                       RETAIL:                         8.41%
           150         Christopher & Banks Corp.*                         5,933
           100         Deb Shops, Inc.                                    2,190
            50         Factory 2-U Incorporated*                          1,303
           100         Morton's Restaurant Group*                         2,391
                                                                     ----------
                                                                         11,817
                                                                     ----------
                       SAVINGS & LOANS:                1.91%
           200         Superior Financial Corp.*                          2,680
                                                                     ----------
                       SOFTWARE:                       0.43%
           100         Brio Technology, Inc.*                               605
                                                                     ----------
                       TELECOMMUNICATIONS:             4.71%
           100         Boston Communications Group*                       1,044
           100         Lightbridge, Inc.*                                 1,337
           100         Metro One Telecommunications*                      4,233
                                                                     ----------
                                                                          6,614
                                                                     ----------
                       TEXTILES:                       0.94%
           100         Angelica Corporation                               1,326
                                                                     ----------
                       TRANSPORTATION:                 4.46%
           100         Offshore Logistics, Inc.*                          2,650
           400         Providence & Worcester                             3,620
                                                                     ----------
                                                                          6,270
                                                                     ----------

                       TOTAL INVESTMENTS:
                       (Cost: $103,256)**                86.86%      $  122,088
                       Other assets, net                 13.14%          18,474
                                                        ------       ----------
                       NET ASSETS                       100.00%      $  140,562
                                                        ======       ==========

*  Non-income producing
**Cost for Federal income tax purpose is $103,256 and net unrealized appreciation consists of:


        Gross unrealized appreciation                      $    26,273
        Gross unrealized depreciation                           (7,441)
                                                           -----------
        Net unrealized appreciation                        $    18,832
                                                           ===========


See Notes to Financial Statements


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SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
    Investments at value (identified cost of $103,256 )
       (Notes 1 & 3)                                                  $ 122,088
       Cash                                                              19,610

       Receivables:
             Dividends                        $   38
             Interest                              8
             Security Lending (Note 4)            17
             Due from investment advisor       1,055
                                              ------
                                                                          1,118
       Prepaid assets                                                     5,409
                                                                      ---------
             TOTAL ASSETS                                               148,225
                                                                      ---------
LIABILITIES
       Accrued expenses                                                   7,663
                                                                      ---------
           TOTAL LIABILITIES                                              7,663

NET ASSETS                                                            $ 140,562
                                                                      =========
Net Assets Consist of:

  At April 30, 2001 there were 1,000,000,000 shares of
     $.01 par value stock authorized and components of net
     assets are:
  Paid in capital                                                     $ 122,000
  Accumulated net investment loss                                          (616)
  Accumulated net realized gain on investments                              346
  Net unrealized appreciation of investments                             18,832
                                                                      ---------
  Net Assets                                                          $ 140,562
                                                                      =========
  NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ($140,562/12,143 shares outstanding)               $   11.58
                                                                     ==========

  See Notes to Financial Statements

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF OPERATIONS

PERIOD ENDED APRIL 30, 2001* (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                      $   433
      Dividend                                          150
                                                    -------
        Total income                                                   $    583
                                                                       --------

EXPENSES
      Investment advisory fees (Note 2)            $   642
      Accounting and administrative services        22,200
      Custody fees                                   1,266
      Registration fees                              3,731
      Transfer agent fees (Note 2)                   9,546
      Shareholder servicing and reports (Note 2)       107
      Insurance                                      2,513
      Miscellaneous                                    521
                                                   -------
        Total expenses                                                   40,526
      Management fee waivers and expenses reimbursed                    (39,327)
                                                                       --------
        Net expenses                                                      1,199
                                                                       --------
      Net investment loss                                                  (616)
                                                                       --------

REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:
   Net realized gain on investments                                         346
   Net increase in unrealized appreciation on investments                18,832
                                                                       --------
   Net gain on investments                                               19,178
                                                                       --------
   Net increase in net assets resulting from operations                $ 18,562
                                                                       --------

* Commencement of operation was December 12, 2000.

See Notes to Financial Statements

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                  Period ended
                                                                April 30, 2001*
                                                                  (Unaudited)
                                                               ----------------
OPERATIONS
   Net investment loss                                                $   (616)
   Net realized gain on investments                                        346
   Change in unrealized appreciation of investments                     18,832
                                                                      --------
   Net increase in net assets resulting from operations                 18,562
                                                                      --------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting from capital share
      transactions**                                                   122,000
   Net increase in net assets                                          140,562
   Net assets at beginning of period                                         -
                                                                      --------
NET ASSETS at the end of the period                                   $140,562

* Commencement of operation was December 12, 2000.

** A summary of capital share transactions follows:

                                            Period ended
                                           April 30, 2001*
                                              (Unaudited)
                                  --------------------------------
                                    Shares                  Value
                                   --------                --------
Shares sold                          12,143                $122,000
Shares redeemed                         -                      -
                                   --------                --------
Net increase                         12,143                $122,000
                                   ========                ========

See Notes to Financial Statements

SATUIT CAPITAL MICRO CAP FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                          Period ended
                                                         April 30, 2001*
                                                           (Unaudited)
                                                         ---------------
Per Share Operating Performance
Net asset value, beginning of period                        $     10.00
                                                         ---------------
Income from investment operations-
   Net investment loss                                            (0.05)
   Net realized and unrealized gain on investments                 1.63
                                                         --------------
   Total from investment operations                                1.58
                                                         --------------
Net asset value, end of period                              $     11.58
                                                         ==============
Total Return                                                      15.80%
                                                         ==============

Ratios/Supplemental Data
   Net assets, end of period (000's)                         $      141
Ratio to average net assets (A)
   Expenses                                                      94.69% **
   Expenses, net of reimbursements                                2.80% **
   Investment loss, excluding reimbursements                   (93.33%) **
   Net investment loss                                          (1.44%) **
Portfolio turnover rate                                          3.30%

* Commencement of operation was December 12, 2000.
** Annualized

(A) Expense reimbursements reduced the expense ratio and decreased net investment loss ratio by 91.89% for the period ended April 30, 2001.


See Notes to Financial Statements

SATUIT CAPITAL MICRO CAP FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

         The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust ("SCMT") which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established in December 2000 as a series of SCMT. The objective of the Fund is to seek to achieve long-term capital appreciation.

         The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

         A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

         B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and post-October capital losses.

         E. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         F. Organizational Expenses. Expenses of the Fund incurred in connection with its organization and the public offering of its shares were paid by Satuit Capital Management LLC (the "Advisor").


NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

         Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC provides investment services for an annual fee of 1.50% of the average daily net assets of the Fund. The Advisor has voluntarily agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses to 2.80% of average net assets. For the period ended April 30, 2001, the Advisor waived fees of $642.

         The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or remitted by the Advisor to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of April 30, 2001 was $39,327.

         Satuit Capital Management, LLC, the Fund's Advisor, also performs all shareholder servicing functions and maintenance of shareholder accounts for an annual fee of .25% of the Fund's average daily net assets. Satuit Capital Management, LLC has voluntarily agreed to waive its fees of $107 as of April 30, 2001.

         Certain officers and/or Trustees of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

NOTE 3-INVESTMENTS

         The cost of purchases and the proceeds from sales of securities other than short-term notes aggregated $104,558 and $3,503, respectively.

NOTE 4-SECURITIES LENDING

         At April 30, 2001 securities valued at $5,426 were on loan to brokers. For collateral, the Fund received shares of an overnight repurchase agreement valued at $5,559. Income from securities lending amounted to $25 for the period ended April 30, 2001. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investment Advisor:

  Satuit Capital Management, LLC
     146 Front Street, Suite 204
     Mill Wharf Plaza
     Scituate, Massachusetts 02066

Distributor:

  First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

  McCurdy & Associates Cpa's, Inc.
     27955 Clemens Road
     Westlake, Ohio 44145

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the Satuit Capital Micro Cap Fund's Transfer Agent:

  Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free